Segment Reporting - Schedule of Reportable Segments (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Revenue
Total revenue	RM 55,465,994	$ 13,167,002	RM 30,439,585	RM 90,344,588	$ 20,186,479	RM 148,053,973	RM 63,509,466
Cost of Sales
Total cost of sales	(49,602,598)	(11,775,097)	(28,212,121)	(84,102,118)	(18,791,669)	(130,201,026)	(54,825,100)
Total gross profit	5,863,396	1,391,905	2,227,464	6,242,470	1,394,810	17,852,947	8,684,366
Loss from operations before income tax	(480,184)	(113,989)	(1,283,923)	(5,607,731)	(1,252,984)	11,154,300	5,266,415
Total assets reportable segments	121,972,532			114,292,130		83,873,519		$ 28,954,904	$ 25,537,288
Consolidated total assets	121,972,532			114,292,130		83,873,519	34,356,319	28,954,904	25,537,288
Total liability reportable segments	104,663,739			97,170,652		69,083,857		24,845,992	21,711,687
Consolidated total liabilities	104,663,739			97,170,652		69,083,857	26,717,886	24,845,992	21,711,687
Large Scale Solar Contract Services [Member]
Revenue
Total revenue	31,310,177	7,432,683	18,705,854	50,641,696	11,315,315	100,377,899	32,657,036
Cost of Sales
Total cost of sales	(28,708,507)	(6,815,076)	(18,266,261)	(48,888,238)	(10,923,525)	(87,239,254)	(27,734,735)
Commercial & Industrial Contract Services [Member]
Revenue
Total revenue	21,648,404	5,139,087	4,075,825	17,091,509	3,818,905	12,289,223	6,490,282
Cost of Sales
Total cost of sales	(18,632,087)	(4,423,047)	(3,140,653)	(14,634,333)	(3,269,877)	(10,880,570)	(4,566,630)
Large Scale Solar Sales of Goods [Member]
Revenue
Total revenue			5,746,020	18,223,295	4,071,790	31,610,675	19,104,430
Cost of Sales
Total cost of sales			(5,064,522)	(16,521,415)	(3,691,523)	(28,926,094)	(17,641,212)
Commercial & Industrial Sales of Goods [Member]
Revenue
Total revenue	2,507,413	595,232	1,911,886	4,388,088	980,469	3,776,176	5,257,718
Cost of Sales
Total cost of sales	(2,262,004)	(536,974)	(1,740,685)	(4,058,132)	(906,744)	(3,155,108)	(4,882,523)
Large Scale Solar Gross Profit [Member]
Cost of Sales
Total gross profit	2,601,670	617,607	1,121,091	3,455,338	772,057	15,823,226	6,385,519
Commercial & Industrial Gross Profit [Member]
Cost of Sales
Total gross profit	3,261,726	774,298	1,106,373	2,787,132	622,753	2,029,721	2,298,847
Selling and Administrative Expenses [Member]
Cost of Sales
Loss from operations before income tax	(6,127,228)	(1,454,534)	(3,454,946)	(11,734,782)	(2,622,005)	(6,596,538)	(3,244,159)
Selling and Administrative Expenses to Related Parties [Member]
Cost of Sales
Loss from operations before income tax	(216,352)	$ (51,360)	RM (56,441)	(115,419)	$ (25,789)	(102,109)	(173,792)
Large Scale Solar Segment [Member]
Cost of Sales
Total assets reportable segments	51,498,736			49,139,582		60,580,358	20,133,617	12,225,219	10,979,685
Total liability reportable segments	16,445,691			21,362,655		33,875,532	14,122,911	3,904,021	4,773,245
Commercial & Industrial Segment [Member]
Cost of Sales
Total assets reportable segments	23,083,016			33,956,854		12,553,577	3,717,891	5,479,648	7,587,277
Total liability reportable segments	12,621,562			29,714,895		4,543,341	5,274,767	2,996,217	6,639,458
Reportable Segments [Member]
Cost of Sales
Total assets reportable segments	74,581,752			83,096,436		73,133,935	23,851,508	17,704,867	18,566,962
Total liability reportable segments	29,067,252			51,077,550		38,418,873	19,397,678	6,900,238	11,412,703
Corporate and Other [Member]
Cost of Sales
Consolidated total assets	47,390,780			31,195,694		10,739,584	10,504,811	11,250,037	6,970,326
Consolidated total liabilities	RM 75,596,487			RM 46,093,102		RM 30,664,984	RM 7,320,208	$ 17,945,754	$ 10,298,984